Asset Retirement Obligations (Tables)	9 Months Ended
Sep. 30, 2022
Asset Retirement Obligations
Schedule of Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	September 30, 2022	December 31, 2021
Balance at the beginning of period	$8,993,108	$9,355,422
Accretion expense	147,307	91,982
Change in estimate	(1,016,578)	(454,296)
Balance at the end of period	$8,123,837	$8,993,108